Subsequent events (Details)									12 Months Ended
	Apr. 09, 2024 MXN ($)	Mar. 26, 2024 USD ($)	Mar. 20, 2024 MXN ($) shares	Feb. 26, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Apr. 11, 2024 MXN ($)	Apr. 09, 2024 USD ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loans Transaction [Abstract]
Proceeds from borrowings									$ 2,116,176,076	$ 2,237,181,037	$ 1,108,741,445
Loans									$ 6,682,672,814	$ 5,563,175,004
Exitus [Member]
Loans Transaction [Abstract]
Credit line															$ 2,500,000
Bancomext [Member]
Loans Transaction [Abstract]
Credit line															$ 31,480,000
Maturity									36-month
Subsequent Events [Member]
Loans Transaction [Abstract]
Proceeds from borrowings							$ 26,000,000	$ 350,000,000
Annual interest rate							15.00%	17.00%
Ordinary shares outstanding (in shares) | shares			79,242,873
Warrants outstanding (in shares) | shares			16,875,000
Percentage of original shareholder obtained			87.20%
Percentage of sponsor obtained			11.10%
Percentage of vendors obtained			1.60%
Percentage of remaining sponsor obtained			0.10%
Recognition of goodwill			$ 0
Recognition of intangible assets			$ 0
Subsequent Events [Member] | Finamo [Member]
Loans Transaction [Abstract]
Proceeds from borrowings							$ 26,000,000	$ 350,000,000
Annual interest rate							15.00%	17.00%
Loans								$ 350,000,000
Subsequent Events [Member] | Exitus [Member]
Loans Transaction [Abstract]
Proceeds from borrowings		$ 311,000		$ 316,000		$ 70,000
Subsequent Events [Member] | S. A. de C. V. [Member]
Loans Transaction [Abstract]
Proceeds from borrowings	$ 100,000,000
Annual interest rate													22.00%
Credit line		$ 1,500,000												$ 2,000,000
Maturity	6 months
Subsequent Events [Member] | Bancomext [Member]
Loans Transaction [Abstract]
Credit line												$ 137,615,652
Subsequent Events [Member] | Tranche C [Member]
Loans Transaction [Abstract]
Proceeds from borrowings					$ 6,000,000
Percentage of original shareholder obtained	60.00%
Loan commitment													$ 6,000,000